Deferred Share Units (Details Narrative) - Deferred Share Units [Member] - shares	Aug. 31, 2019	Aug. 31, 2018
Share-based compensation arrangement by share-based payment award, number of shares authorized	0	10,279
Share-based compensation arrangement by share-based payment award, number of shares available for grant	721	721